Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table “SCT” Total for PEO1	Compensation Actually Paid to PEO 2 3	Average SCT Total for Non-PEO NEOs	Average Compensation actually paid to Non-PEO NEOs	Total Shareholder Return “TSR”4	Peer Group TSR	Company’s Net Income (000)	Earnings Per Share (Basic) 5
2024	$2,170,010	$1,888,357	$595,419	$493,896	$94.69	$112.46	$20,245	$1.56
2023	$2,801,640	$2,492,955	$788,755	$753,203	$99.42	$84.71	$31,006	$2.46
2022	$1,468,144	$(643,626)	$612,817	$164,257	$94.52	$88.97	$14,387	$1.23
2021	$2,116,982	$5,244,237	$749,004	$1,349,422	$169.99	$116.64	$38,696	$3.32
2020	$2,025,783	$1,861,903	$950,376	$800,751	$92.39	$86.37	$37,411	$3.13

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote	Larry F. Mazza was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Donald T. Robinson	Donald T. Robinson	Donald T. Robinson	Donald T. Robinson	Donald T. Robinson
John T. Schirripa	John T. Schirripa	Craig B. Greathouse	Craig B. Greathouse	Craig B. Greathouse
Craig B. Greathouse	Craig B. Greathouse	John C. Marion	John C. Marion	John C. Marion
John C. Marion	John C. Marion		Michael L. Giorgio	Michael L. Giorgio
H. Edward Dean, III				Joseph R. Rodriguez

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively.
PEO Total Compensation Amount	$ 2,170,010	$ 2,801,640	$ 1,468,144	$ 2,116,982	$ 2,025,783
PEO Actually Paid Compensation Amount	$ 1,888,357	2,492,955	(643,626)	5,244,237	1,861,903
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There are no amounts shown in the Inclusion of Pension Service Cost because our defined benefit retirement plan is frozen and no service after May 31, 2014, is taken into account in determining a benefit.

Year	Summary Compensation Table Total for PEO $	Exclusion of Change in Pension Value for PEO $	Exclusion of Stock Awards and Option Awards for PEO $	Inclusion of Pension Service Cost for PEO $	Inclusion of Equity Values for PEO $	Compensation Actually Paid to PEO $
2024	2,170,010	0	(557,110)	0	275,457	1,888,357

Year	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Exclusion of Change in Pension Value for Non-PEO NEOs $	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs $	Average Inclusion of Pension Service Cost for Non-PEO NEOs $	Average Inclusion of Equity Values for Non-PEO NEOs $	Average Compensation Actually Paid to Non PEO NEOs $
2024	595,419	0	(128,741)	0	27,218	493,896

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO $	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO $	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO $	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO $	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO $	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO $	Total - Inclusion of Equity Values for PEO $
2024	641,149	(261,203)	0	(104,489)	0	0	275,457

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs $	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs $	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs $	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs $	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs $	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs $	Total - Average Inclusion of Equity Values for Non-PEO NEOs $
2024	121,848	(38,674)	0	(16,374)	(39,582)	0	27,218

Non-PEO NEO Average Total Compensation Amount	$ 595,419	788,755	612,817	749,004	950,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 493,896	753,203	164,257	1,349,422	800,751
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There are no amounts shown in the Inclusion of Pension Service Cost because our defined benefit retirement plan is frozen and no service after May 31, 2014, is taken into account in determining a benefit.

Year	Summary Compensation Table Total for PEO $	Exclusion of Change in Pension Value for PEO $	Exclusion of Stock Awards and Option Awards for PEO $	Inclusion of Pension Service Cost for PEO $	Inclusion of Equity Values for PEO $	Compensation Actually Paid to PEO $
2024	2,170,010	0	(557,110)	0	275,457	1,888,357

Year	Average Summary Compensation Table Total for Non-PEO NEOs $	Average Exclusion of Change in Pension Value for Non-PEO NEOs $	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs $	Average Inclusion of Pension Service Cost for Non-PEO NEOs $	Average Inclusion of Equity Values for Non-PEO NEOs $	Average Compensation Actually Paid to Non PEO NEOs $
2024	595,419	0	(128,741)	0	27,218	493,896

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO $	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO $	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO $	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO $	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO $	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO $	Total - Inclusion of Equity Values for PEO $
2024	641,149	(261,203)	0	(104,489)	0	0	275,457

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs $	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs $	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs $	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs $	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs $	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs $	Total - Average Inclusion of Equity Values for Non-PEO NEOs $
2024	121,848	(38,674)	0	(16,374)	(39,582)	0	27,218

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”) and Peer Group TSR

The following chart sets forth the relationship between the Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s cumulative TSR to that of the KBW Bank Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Earnings per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings per Share during the five most recently completed fiscal years.

Tabular List, Table

Earnings Per Share
Total Deposit Growth
Total Non-Interest Income
Charge Offs/Total Loans
Net Loan Growth
Relative TSR
Return on Assets
Tangible Book Value Growth

Preview of 2025 Compensation Decisions

2025 Target Compensation

As part of our continued efforts to control fixed costs, the Committee again provided no increases in target compensation opportunities to our NEOs in 2025.

2025 Annual and Long-term Incentive Plan Designs

The annual and long-term incentive plan designs in 2025 remained generally consistent with 2024, except for replacing Total Core Deposit Growth with Total Loan Growth within the bonus scorecard to support the Company’s loan growth objectives. Our incentive plan goals for 2025 take into account 2024 actual performance, reflect the company’s operating plan, and reinforce our focus on continuous improvement.

Total Shareholder Return Amount	$ 94.69	99.42	94.52	169.99	92.39
Peer Group Total Shareholder Return Amount	112.46	84.71	88.97	116.64	86.37
Net Income (Loss)	$ 20,245	$ 31,006	$ 14,387	$ 38,696	$ 37,411
Company Selected Measure Amount	1.56	2.46	1.23	3.32	3.13
PEO Name	Larry F. Mazza
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Earnings per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Deposit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Total Non-Interest Income
Measure:: 4
Pay vs Performance Disclosure
Name	Charge Offs/Total Loans
Measure:: 5
Pay vs Performance Disclosure
Name	Net Loan Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 8
Pay vs Performance Disclosure
Name	Tangible Book Value Growth
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,110)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,457
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	641,149
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(261,203)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(104,489)
PEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,741)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,218
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	121,848
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(38,674)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(16,374)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(39,582)
Non-PEO NEO | Equity Awards, Dividends Or Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0